UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 9.8%
Federal Home Loan Bank, Step-up Coupon, 4.0% to 2/20/2007, 5.0% to 8/20/2007	1,300,000	1,299,683
Federal Home Loan Mortgage Corp., 5.33%, 7/30/2008	17,000,000	16,999,152
Federal National Mortgage Association:
5.04% *, 1/23/2008	35,000,000	34,142,500
5.06% *, 1/23/2008	77,741,000	75,828,788
5.2% **, 12/28/2007	160,000,000	159,965,819

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $288,235,942)		288,235,942
Agencies Backed by the Full Faith and Credit of the US Government 2.2%
Hainan Airlines:
Series 2001-1, 5.36% **, 12/15/2007	21,117,918	21,117,918
Series 2001-2, 5.36% **, 12/15/2007	20,801,072	20,801,072

	Series 2001-3, 5.36% **, 12/15/2007			21,117,917	21,117,917

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $63,036,907)					63,036,907
	Repurchase Agreements 87.9%
Banc of America Securities LLC, 5.26%, dated 7/16/2007, to be repurchased at $502,264,722 on 8/16/2007 (a)				500,000,000	500,000,000
Banc of America Securities LLC, 5.27%, dated 7/25/2007, to be repurchased at $48,456,733 on 9/28/2007 (b)				48,000,000	48,000,000
BNP Paribas, 5.28%, dated 6/20/2007, to be repurchased at $222,871,733 on 9/17/2007 (c)				220,000,000	220,000,000
Credit Suisse Securities (USA) LLC, 5.3%, dated 7/31/2007, to be repurchased at $250,036,806 on 8/1/2007 (d)				250,000,000	250,000,000
Greenwich Capital Markets, Inc., 5.27%, dated 7/11/2007, to be repurchased at $251,244,306 on 8/14/2007 (e)				250,000,000	250,000,000
Greenwich Capital Markets, Inc., 5.3%, dated 7/31/2007, to be repurchased at $250,036,806 on 8/1/2007 (f)				250,000,000	250,000,000
Merrill Lynch Government Securities, Inc., 5.3%, dated 7/31/2007, to be repurchased at $350,051,528 on 8/1/2007 (g)				350,000,000	350,000,000
The Bear Stearns & Co., Inc., 5.31%, dated 7/31/2007, to be repurchased at $712,095,629 on 8/1/2007 (h)				711,990,610	711,990,610

Total Repurchase Agreements (Cost $2,579,990,610)					2,579,990,610
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,931,263,459)				99.9	2,931,263,459
Other Assets and Liabilities, Net				0.1	2,581,890

Net Assets				100.0	2,933,845,349

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2007.

(a)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)
	174,348,240	Federal Home Loan Mortgage Corp.	5.0-5.5	7/1/2022- 1/1/2035	169,172,480
	355,026,635	Federal National Mortgage Association	5.0-5.5	7/1/2034- 6/1/2035	340,827,520
	Total Collateral Value				510,000,000

(b)	Collateralized by $51,829,287 Federal National Mortgage Association, 5.0%, maturing on 3/1/2035 with a value of $48,960,001.
(c)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)
	10,000,000	Federal Home Loan Bank	4.7	9/8/2009	10,096,094
	96,687,240	Federal Home Loan Mortgage Corp.	4.839-6.494	3/1/2035- 7/1/2037	97,074,515
	106,457,905	Federal National Mortgage Association	3.587-6.0	9/1/2033-12/1/2036	105,989,890
	11,009,370	Government National Mortgage Association	6.875	7/15/2039	11,239,501
	Total Collateral Value				224,400,000
(d)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)

	210,241,319	Federal Home Loan Mortgage Corp.	5.677-6.016	11/1/2036-4/1/2037	211,434,699
	43,332,375	Federal National Mortgage Association	6.299	5/1/2036	43,567,436
	Total Collateral Value				255,002,135
(e)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)
	60,150,452	Federal Home Loan Mortgage Corp.	4.5-9.45	3/15/2019-6/15/2035	58,913,396
	12,471,546	Federal Home Loan Mortgage Corp. – Principal Only	-	4/15/2036	8,500,894
	189,368,740	Federal National Mortgage Association	4.5-7.3	5/25/2019-8/25/2037	184,066,095
	4,941,252	Federal National Mortgage Association – Principal Only	-	7/25/2036	3,522,042
	Total Collateral Value				255,002,427
(f)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)
	107,203,891	Federal National Mortgage Association	5.0-5.5	6/25/2030-10/25/2033	105,732,869
	155,834,676	Government National Mortgage Association	2.274-6.0	6/16/2018-10/20/2036	149,270,282
	Total Collateral Value				255,003,151
(g)	Collateralized by:
	Principal			Maturity	Collateral
	Amount ($)	Security	Rate (%)	Date	Value ($)
	254,316,332	Federal Home Loan Mortgage Corp.	Zero Coupon-6.5	12/15/2011-7/1/2037	246,211,162
	141,868,497	Federal Home Loan Mortgage Corp.- Interest Only	1.489-6.0	11/15/2017-1/15/2035	11,922,232
	24,290,166	Federal Home Loan Mortgage Corp.- Principal Only	-	2/15/2032-9/15/2036	18,860,351
	41,444,024	Federal National Mortgage Association	3.36-6.5	7/25/2023-9/25/2031	39,734,404
	189,752,365	Federal National Mortgage Association – Interest Only	1.38-6.0	3/25/2018-7/25/2035	17,252,683
	32,377,464	Federal National Mortgage Association – Principal Only	-	12/25/2032-7/25/2033	23,021,303
	Total Collateral Value				357,002,135
(h)	Collateralized by:
	Collateralized by $723,681,163 Federal National Mortgage Association, with various coupon rates of 5.682-5.727%, with various maturities from 12/25/2035-11/25/2036 with a value of $726,232,526.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007